Cover	Oct. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2024
Entity File Number	000-51791
Entity Registrant Name	Innovative Designs, Inc.
Entity Central Index Key	0001190370
Entity Tax Identification Number	03-0465528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	124 Cherry Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15223
City Area Code	(412)
Local Phone Number	799-0350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false